Utility Capital Assets	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Utility Capital Assets
UTILITY CAPITAL ASSETS

	2016
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,616	$(2,752)	$6,864
Gas	3,956	(1,096)	2,860
Transmission
Electric	12,616	(2,876)	9,740
Gas	1,776	(562)	1,214
Generation	6,884	(2,474)	4,410
Other	3,497	(1,096)	2,401
Assets under construction	1,559	—	1,559
Land	289	—	289
	$40,193	$(10,856)	$29,337
10. UTILITY CAPITAL ASSETS (cont’d)

	2015
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,245	$(2,634)	$6,611
Gas	3,829	(1,021)	2,808
Transmission
Electric	3,093	(997)	2,096
Gas	1,735	(531)	1,204
Generation	6,465	(2,241)	4,224
Other	2,429	(849)	1,580
Assets under construction	886	—	886
Land	186	—	186
	$27,868	$(8,273)	$19,595

Electric distribution assets are those used to distribute electricity at lower voltages (generally below 69 kilovolt (“kV”)). These assets include poles, towers and fixtures, low-voltage wires, transformers, overhead and underground conductors, street lighting, meters, metering equipment and other related equipment. Gas distribution assets are those used to transport natural gas at low pressures (generally below 2,070 kilopascal (“kPa”)) or a hoop stress of less than 20% of standard minimum yield strength. These assets include distribution stations, telemetry, distribution pipe for mains and services, meter sets and other related equipment.

Electric transmission assets are those used to transmit electricity at higher voltages (generally at 69 kV and higher). These assets include poles, wires, switching equipment, transformers, support structures and other related equipment. Gas transmission assets are those used to transport natural gas at higher pressures (generally at 2,070 kPa and higher) or a hoop stress of 20% or more of standard minimum yield strength. These assets include transmission stations, telemetry, transmission pipe and other related equipment.

Generation assets are those used to generate electricity. These assets include hydroelectric and thermal generation stations, gas and combustion turbines, coal-fired generating stations, dams, reservoirs, photovoltaic systems and other related equipment.

Other assets include buildings, equipment, vehicles, inventory, information technology assets and the Aitken Creek natural gas storage facility (Note 27).

As at December 31, 2016, assets under construction were primarily associated with FortisBC Energy’s Tilbury liquefied natural gas facility expansion and ongoing transmission projects at ITC to upgrade or replace existing transmission assets to improve system reliability and transmission infrastructure to support generator interconnections and investments that provide regional benefits, such as the Multi-Value Projects.

The cost of utility capital assets under capital lease as at December 31, 2016 was $539 million (December 31, 2015 - $496 million) and related accumulated depreciation was $231 million (December 31, 2015 - $221 million).

10. UTILITY CAPITAL ASSETS (cont’d)

Jointly Owned Facilities

UNS Energy and ITC hold undivided interests in jointly owned generating facilities and transmission systems, are entitled to their pro rata share of the utility capital assets, and are proportionately liable for the associated operating costs and liabilities. As at December 31, 2016, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
(in millions)%		Cost	Depreciation	Value
San Juan Units 1 and 2	50.0	$670	$(352)	$318
Navajo Units 1, 2 and 3	7.5	206	(153)	53
Four Corners Units 4 and 5	7.0	185	(103)	82
Luna Energy Facility	33.3	73	(3)	70
Gila River Common Facilities	25.0	44	(15)	29
Springerville Coal Handling Facilities (1)	83.0	270	(108)	162
Transmission Facilities	1.0-80.0	750	(236)	514
		$2,198	$(970)	$1,228

(1)	In 2016 UNS Energy reclassified an additional 17.05% undivided interest in the Springerville Coal Handling Facilities from assets held for sale (Note 6).
DISPOSITIONS

Walden
In February 2016 FortisBC Electric sold the non-regulated Walden hydroelectric power plant assets for gross proceeds of approximately $9 million, and as a result recognized a gain on sale of less than $1 million, after tax and transaction costs.

Sale of Commercial Real Estate and Hotel Assets
In June 2015 the Corporation completed the sale of the commercial real estate assets of Fortis Properties for gross proceeds of $430 million. As a result of the sale, the Corporation recognized a gain on sale of $129 million ($109 million after tax), net of expenses (Note 23). As part of the transaction, Fortis subscribed to $35 million in trust units of Slate Office REIT in conjunction with the REIT’s public offering. The Corporation sold the trust units of Slate Office REIT in November 2016 for gross proceeds of $37 million.

In October 2015 the Corporation completed the sale of the hotel assets of Fortis Properties for gross proceeds of $365 million. As a result of the sale, the Corporation recognized a loss of approximately $20 million ($8 million after tax), which reflected an impairment loss and expenses associated with the sale transaction (Note 23).

Net proceeds from the sales were used by the Corporation to repay credit facility borrowings, the majority of which were used to finance a portion of the acquisition of UNS Energy, and for other general corporate purposes.

Earnings before taxes related to Fortis Properties of approximately $18 million were recognized in 2015, excluding the net gain on sale.

Sale of Non-Regulated Generation Assets in New York and Ontario
In June 2015 the Corporation sold its non-regulated generation assets in Upstate New York for gross proceeds of approximately $77 million (US$63 million). As a result of the sale, the Corporation recognized a gain on sale of $51 million (US$41 million) ($27 million (US$22 million) after tax), net of expenses and foreign exchange impacts (Note 23).

28. DISPOSITIONS (cont’d)

Sale of Non-Regulated Generation Assets in New York and Ontario (cont’d)
In July 2015 the Corporation sold its non-regulated generation assets in Ontario for gross proceeds of approximately $16 million. As a result of the sale, the Corporation recognized a gain on sale of $5 million ($5 million after tax) (Note 23).

Earnings before taxes of less than $1 million were recognized in 2015, excluding the gain on sale.